Average Annual Total Returns - Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception		Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class R3 Return Before Taxes Since Inception		Class R3 Return Before Taxes 1 Year		Class R3 Return Before Taxes 5 Years		Class R4 Return Before Taxes Since Inception		Class R4 Return Before Taxes 1 Year		Class R4 Return Before Taxes 5 Years		Class R5 Return Before Taxes Since Inception		Class R5 Return Before Taxes 1 Year		Class R5 Return Before Taxes 5 Years		Class Y Return Before Taxes Since Inception		Class Y Return Before Taxes 1 Year		Class Y Return Before Taxes 5 Years		Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class SDR Return Before Taxes Since Inception		Class SDR Return Before Taxes 1 Year		Class SDR Return Before Taxes 5 Years		JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted Since Inception	JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted 1 Year	JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted 5 Years
Total	2.87%	(2.37%)	5.19%	0.98%	(3.92%)	3.21%	1.33%	(1.51%)	3.10%	3.13%	[1]	0.43%	[1]	5.52%	[1]	3.74%	2.56%	6.46%	3.59%	[1]	2.06%	[1]	6.23%	[1]	3.68%	[1]	2.39%	[1]	6.37%	[1]	3.74%	[1]	2.54%	[1]	6.46%	[1]	3.78%	[1]	2.62%	[1]	6.52%	[1]	3.75%	[2]	2.34%	[2]	6.47%	[2]	3.82%	[3]	2.54%	[3]	6.53%	[3]	4.71%	5.07%	7.05%

[1]	Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. If the performance were adjusted, it may have been higher or lower.
[3]	Performance for Class SDR shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares.